Stock-Based Compensation - Schedule of Stock-Based Compensation Expense Related to Common Stock Options and Restricted Shares of Common Stock (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	$ 763	$ 992	$ 2,680	$ 3,110	[1]	$ 4,271	[2]	$ 9,323	[2]
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	562	408	1,761	1,358		2,080		509
Selling and marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	12	85	123	(351)		(279)		494
General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	$ 189	$ 499	$ 796	$ 2,103		$ 2,470		$ 8,320

[1]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the unaudited condensed consolidated statement of cash flows for the nine months ended September 30, 2023.
[2]	As described in Note 3 to the Consolidated Financial Statements appearing elsewhere in this Amendment, we have restated the Consolidated Financial Statements.